Sales - Other operating revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	$ (29,260)	$ 2,690	$ (11,090)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	58,748	27,768	4,776
Copper and silver in concentrate [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	58,236	27,765	4,098
Other | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	$ 512	$ 3	$ 678